Business Acquisitions - Additional Information (Detail) - Xizang Tianli Education Technology Co Ltd [Member] - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2018	May 31, 2023	Aug. 31, 2022	May 31, 2022
Business Acquisition [Line Items]
Cash consideration					$ 9,773
Percentage of voting interests acquired	12.40%	11.00%	5.00%	5.00%	17.40%	17.40%	42.40%
Business combination, consideration transferred	$ 13,031	$ 14,334	$ 6,516	$ 4,344	$ 19,547
Percentage of additional voting interests acquired					30.00%
Business combination, acquisition of less than 100 percent, non controlling interest percentage					59.80%